Income Taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Income Taxes (Details) [Line Items]
Federal statutory tax rate	21.00%
Federal and state net operating loss carryovers	$ 139,342	$ 139,342
Change in the valuation allowance	442,461
FF Intelligent Mobility Global Holdings Ltd [Member]
Income Taxes (Details) [Line Items]
Federal statutory tax rate		21.00%	21.00%
Federal corporate income tax rate		21.00%
Valuation allowance	148,546,000	$ 148,546,000	$ 135,046,000
Federal and state net operating loss carryovers	428,681,000	428,681,000	$ 134,437,000	$ 80,528,000
Federal net operating loss	$ 348,153,000	$ 348,153,000
Taxable income limitation, percentage		80.00%
U.S. federal R&D tax credit carryforward		$ 3,666,000
State R&D tax credit carryforward		$ 4,230,000
Equity ownership, percentage	50.00%	50.00%
Income tax position, percentage		50.00%